Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Airlines - 0.6%
Southwest Airlines Co. (A)	56,994	$ 3,480,054

Banks - 8.1%
Citizens Financial Group, Inc.	174,107	7,686,824
Fifth Third Bancorp	258,094	9,665,620
Huntington Bancshares, Inc.	368,722	5,796,310
M&T Bank Corp.	63,812	9,674,537
Regions Financial Corp.	377,546	7,800,101
TCF Financial Corp.	119,825	5,567,070
Zions Bancorp NA	84,146	4,624,664

		50,815,126

Beverages - 1.5%
Constellation Brands, Inc., Class A	27,638	6,301,464
Keurig Dr. Pepper, Inc.	94,896	3,261,575

		9,563,039

Building Products - 1.3%
Fortune Brands Home & Security, Inc.	86,674	8,305,103

Capital Markets - 6.0%
Ameriprise Financial, Inc.	46,683	10,851,463
Northern Trust Corp.	68,571	7,207,498
Raymond James Financial, Inc.	67,262	8,243,631
State Street Corp.	47,725	4,009,377
T. Rowe Price Group, Inc.	40,270	6,910,332

		37,222,301

Chemicals - 1.4%
Celanese Corp.	32,981	4,940,884
Valvoline, Inc.	154,491	4,027,580

		8,968,464

Communications Equipment - 1.6%
CommScope Holding Co., Inc. (A)	150,418	2,310,420
Motorola Solutions, Inc.	42,196	7,934,958

		10,245,378

Construction Materials - 1.0%
Martin Marietta Materials, Inc.	18,825	6,321,811

Consumer Finance - 0.9%
Discover Financial Services	59,489	5,650,860

Containers & Packaging - 1.9%
Ball Corp.	21,884	1,854,450
Packaging Corp. of America	30,311	4,076,223
Silgan Holdings, Inc.	135,669	5,702,168

		11,632,841

Distributors - 1.5%
Genuine Parts Co.	33,558	3,878,969
LKQ Corp. (A)	133,727	5,660,664

		9,539,633

Diversified Financial Services - 0.5%
Voya Financial, Inc.	51,423	3,272,560

Electric Utilities - 3.6%
Edison International	101,215	5,931,199

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities (continued)
Entergy Corp.	70,110	$ 6,973,841
Xcel Energy, Inc.	147,574	9,815,147

		22,720,187

Electrical Equipment - 3.5%
Acuity Brands, Inc.	43,467	7,172,055
AMETEK, Inc.	49,405	6,310,501
Hubbell, Inc.	45,723	8,545,171

		22,027,727

Electronic Equipment, Instruments & Components - 3.9%
Amphenol Corp., Class A	108,553	7,161,242
CDW Corp.	40,020	6,633,315
Keysight Technologies, Inc. (A)	20,415	2,927,511
SYNNEX Corp.	68,898	7,912,246

		24,634,314

Equity Real Estate Investment Trusts - 9.0%
American Campus Communities, Inc.	10,666	460,451
American Homes 4 Rent, Class A	144,227	4,808,528
AvalonBay Communities, Inc.	24,917	4,597,436
Boston Properties, Inc.	55,666	5,636,739
Brixmor Property Group, Inc.	165,869	3,355,530
Essex Property Trust, Inc.	11,669	3,172,101
Federal Realty Investment Trust	29,840	3,027,268
JBG SMITH Properties	66,890	2,126,433
Kimco Realty Corp.	198,867	3,728,756
Mid-America Apartment Communities, Inc.	17,233	2,487,756
Outfront Media, Inc. (A)	7,414	161,848
Rayonier, Inc.	152,840	4,929,090
Regency Centers Corp.	46,135	2,616,316
Rexford Industrial Realty, Inc.	30,746	1,549,598
Sun Communities, Inc.	14,228	2,134,769
Ventas, Inc.	47,393	2,527,943
Weyerhaeuser Co.	154,837	5,512,197
WP Carey, Inc.	43,472	3,076,079

		55,908,838

Food & Staples Retailing - 1.3%
Kroger Co.	107,395	3,865,146
US Foods Holding Corp. (A)	113,995	4,345,489

		8,210,635

Food Products - 0.9%
Post Holdings, Inc. (A)	51,318	5,425,339

Gas Utilities - 1.2%
National Fuel Gas Co.	143,055	7,151,319

Health Care Equipment & Supplies - 1.4%
Zimmer Biomet Holdings, Inc.	54,061	8,654,085

Health Care Providers & Services - 5.5%
AmerisourceBergen Corp.	57,744	6,817,834
Cigna Corp.	20,181	4,878,555
Henry Schein, Inc. (A)	69,303	4,798,540
Humana, Inc.	5,424	2,274,012
Laboratory Corp. of America Holdings (A)	35,112	8,954,613
Universal Health Services, Inc., Class B	50,951	6,796,354

		34,519,908

Hotels, Restaurants & Leisure - 1.1%
Darden Restaurants, Inc.	21,227	3,014,234
Expedia Group, Inc. (A)	21,256	3,658,583

		6,672,817

Transamerica Series Trust	Page 1

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Durables - 2.3%
Mohawk Industries, Inc. (A)	33,570	$ 6,455,847
Newell Brands, Inc.	298,977	8,006,604

		14,462,451

Household Products - 0.6%
Energizer Holdings, Inc.	81,009	3,844,687

Industrial Conglomerates - 1.5%
Carlisle Cos., Inc.	55,733	9,172,537

Insurance - 6.2%
Alleghany Corp. (A)	6,016	3,767,761
Hartford Financial Services Group, Inc.	90,884	6,070,142
Lincoln National Corp.	75,230	4,684,572
Loews Corp.	196,866	10,095,289
Marsh & McLennan Cos., Inc.	38,514	4,691,005
Progressive Corp.	47,727	4,563,178
W.R. Berkley Corp.	61,036	4,599,063

		38,471,010

Interactive Media & Services - 0.7%
IAC / InterActiveCorp (A)	19,623	4,244,651

Machinery - 6.8%
IDEX Corp.	31,782	6,652,608
ITT, Inc.	102,896	9,354,276
Lincoln Electric Holdings, Inc.	55,661	6,842,963
Middleby Corp. (A)	47,289	7,838,152
Snap-on, Inc.	29,716	6,856,670
Timken Co.	61,948	5,028,319

		42,572,988

Media - 3.0%
Discovery, Inc., Class C (A)	45,794	1,689,341
Liberty Broadband Corp., Class C (A)	59,746	8,970,862
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	187,051	8,250,819

		18,911,022

Metals & Mining - 0.9%
Freeport-McMoRan, Inc. (A)	162,511	5,351,487

Multi-Utilities - 3.2%
CMS Energy Corp.	129,557	7,931,479
Sempra Energy	26,929	3,570,247
WEC Energy Group, Inc.	87,779	8,215,237

		19,716,963

Multiline Retail - 0.7%
Kohl’s Corp.	73,932	4,407,087

Oil, Gas & Consumable Fuels - 3.8%
Cabot Oil & Gas Corp.	204,742	3,845,055
Diamondback Energy, Inc.	129,458	9,513,868
EQT Corp. (A)	149,865	2,784,492
Equitrans Midstream Corp.	212,420	1,733,347
Williams Cos., Inc.	249,582	5,912,598

		23,789,360

Professional Services - 0.8%
Leidos Holdings, Inc.	54,684	5,264,975

	Shares	Value
COMMON STOCKS (continued)
Real Estate Management & Development - 1.3%
CBRE Group, Inc., Class A (A)	97,561	$ 7,718,051
Cushman & Wakefield PLC (A) (B)	22,016	359,301

		8,077,352

Semiconductors & Semiconductor Equipment - 1.1%
Analog Devices, Inc.	43,486	6,743,809

Software - 1.5%
NortonLifeLock, Inc.	287,512	6,112,505
Synopsys, Inc. (A)	14,239	3,528,140

		9,640,645

Specialty Retail - 3.6%
AutoZone, Inc. (A)	6,449	9,056,331
Best Buy Co., Inc.	69,104	7,933,830
Gap, Inc. (A)	191,438	5,701,024

		22,691,185

Textiles, Apparel & Luxury Goods - 1.8%
Carter’s, Inc. (A)	56,655	5,038,329
Ralph Lauren Corp. (A)	48,185	5,934,465

		10,972,794

Total Common Stocks (Cost $471,852,932)		609,277,342

	Principal	Value
REPURCHASE AGREEMENT - 3.7%
Fixed Income Clearing Corp., 0.00% (C), dated 03/31/2021, to be repurchased at $23,084,946 on 04/01/2021. Collateralized by a U.S. Government Obligation, 1.63%, due 05/31/2023, and with a value of $23,546,650.	$ 23,084,946	23,084,946

Total Repurchase Agreement (Cost $23,084,946)		23,084,946

Total Investments (Cost $494,937,878)		632,362,288
Net Other Assets (Liabilities) - (1.2)%		(7,199,630)

Net Assets - 100.0%		$ 625,162,658

Transamerica Series Trust	Page 2

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$609,277,342	$—	$—	$609,277,342
Repurchase Agreement	—	23,084,946	—	23,084,946

Total Investments	$609,277,342	$23,084,946	$—	$632,362,288

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $411,395, collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $422,234. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at March 31, 2021.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust	Page 3

Transamerica JPMorgan Mid Cap Value VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 4